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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: JUNE 30, 2011

Check here if Amendment [ ];           Amendment Number:

   This Amendment (Check only one):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WELLSPRING MANAGEMENT, LLC
Address:  1790 KIRBY PARKWAY
          SUITE 127
          MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     GEORGE M. WHITE
Title:    MANAGING MEMBER
Phone:    (901) 753-6863

Signature, Place, and Date of Signing:

   /s/ George M. White            Memphis, TN              August 12, 2011
  ----------------------     ---------------------      -------------------
      [Signature]                [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       24

Form 13F Information Table Value Total:     65,945 (thousands)

List of Other Included Managers:                  N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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

          COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------- ----------- --------- --------------------------- ---------- -------- ----------------------
                                                                                                                VOTING AUTHORITY
                             TITLE OF               VALUE    SHRS OR    SH/      PUT/   INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER         CLASS      CUSIP    (X$1000)   PRN AMT    PRN      CALL   DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------- ----------- --------- --------- -------- -------- ---------- -------- --------- ------ -----
ADTRAN INC                     COM      00738A106   21,646    559,189    SH                SOLE               559,189

AMERICAN ORIENTAL BIOENGR IN   COM      028731107    1,019    918,094    SH                SOLE               918,094

AOXING PHARMACEUTICAL CO INC   COM      03740A106    3,397  2,461,706    SH                SOLE             2,461,706

BROOKFIELD ASSET MGMT INC    CL A LTD
                              VT SH     112585104    1,990     60,000    SH                SOLE                60,000

CABLEVISION SYS CORP         CL A NY
                              CABLVS    12686C109    1,811     50,000    SH                SOLE                50,000

CAREFUSION CORP                COM      14170T101    2,445     90,000    SH                SOLE                90,000

COMPASS MINERALS INTL INC      COM      20451N101    2,043     23,739    SH                SOLE                23,739

HANCOCK HLDG CO                COM      410120109      620     20,000    SH                SOLE                20,000

ISHARES TR                     COM    464287 90 5    1,364      5,500          CALL        SOLE                              5,500

K-SWISS INC                    CL A     482686102    2,126    200,000    SH                SOLE               200,000

MEDIFAST INC                   COM      58470H101    2,705    114,000    SH                SOLE               114,000

OLD REP INTL CORP              COM      680223104    1,175    100,000    SH                SOLE               100,000

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

          COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------- ----------- --------- --------------------------- ---------- -------- ----------------------
                                                                                                                VOTING AUTHORITY
                             TITLE OF               VALUE    SHRS OR    SH/      PUT/   INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER         CLASS      CUSIP    (X$1000)   PRN AMT    PRN      CALL   DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------- ----------- --------- --------- -------- -------- ---------- -------- --------- ------ -----
PFIZER INC                      COM     717081103    4,532    220,000    SH                SOLE               220,000

POWERSHS DB US DOLLAR INDEX     COM     73936D907      171      9,000          CALL        SOLE                              9,000

PROMOTORA DE INFORMACIONES S ADR CL B
                               CONV     74343G303    1,000    100,000    SH                SOLE               100,000

RENTRAK CORP                    COM     760174102       48      2,700    SH                SOLE                 2,700

RITE AID CORP                   COM     767754104      532    400,000    SH                SOLE               400,000

SAIA INC                        COM     78709Y105    1,755    103,528    SH                SOLE               103,528

SCHIFF NUTRITION INTL INC       COM     806693107    4,579    409,162    SH                SOLE               409,162

SIERRA WIRELESS INC             COM     826516106    3,039    260,000    SH                SOLE               260,000

SODASTREAM INTERNATIONAL LTD  USD SHS   M9068E105    1,824     30,000    SH                SOLE                30,000

SUNOCO INC                      COM     86764P109    1,668     40,000    SH                SOLE                40,000

TAKE-TWO INTERACTIVE SOFTWAR    COM     874054109    3,163    206,972                      SOLE               206,972

TRAVELZOO INC                   COM     89421Q106    1,293     20,000                      SOLE                20,000